Earnings/(loss) Per Share Attributable to Owners of the Company (Details) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Earnings/(loss) Per Share Attributable to Owners of the Company [Abstract]
Share purchase warrants
Share purchase warrants outstanding	18,900,000	18,900,000